Segment And Geographic Information (Schedule Of Segment Profit) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Consolidated operating income	¥ 1,348,149	¥ 1,084,566	¥ 1,213,653
Other income	68,088	49,408	172,082
Equity in earnings (Losses) of affiliated companies	5,772	5,889	(50,792)
Other expenses	86,978	67,345	91,540
Income before income taxes and equity in earnings (losses) of affiliated companies	1,329,259	1,066,629	1,294,195
Operating Segments
Segment Reporting Information [Line Items]
Consolidated operating income	1,336,788	1,072,021	1,195,960
Operating Segments | Regional Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	264,957	168,860	127,240
Equity in earnings (Losses) of affiliated companies	544	(59)	203
Operating Segments | Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	96,688	113,568	127,476
Equity in earnings (Losses) of affiliated companies	46	916	1,895
Operating Segments | Mobile Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	788,362	635,751	817,230
Equity in earnings (Losses) of affiliated companies	(8,648)	(14,798)	(78,311)
Operating Segments | Data Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	112,739	86,361	67,916
Equity in earnings (Losses) of affiliated companies	124	87	228
Operating Segments | Other
Segment Reporting Information [Line Items]
Consolidated operating income	74,042	67,481	56,098
Equity in earnings (Losses) of affiliated companies	13,706	19,743	25,193
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Consolidated operating income	¥ 11,361	¥ 12,545	¥ 17,693